Stock Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Feb. 28, 2017	Feb. 23, 2017	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Income (expense) related to change in fair value of share based compensation			$ (1,100)	$ (1,400)
Dividend paid on shares granted			600	900
Recognized stock based compensation expense			5,802	3,967
Fair value of common share outstanding				10,449
Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issuance approval	2,700,000
Common stock issued under employee stock ownership plan,shares		2,282,104
Common stock issued under employee stock ownership plan,value		$ 12,800
Fair value of common share outstanding				10,500
Class B Series Three Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding		$ 9,300		7,700
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized stock based compensation expense			5,800	4,000
Payments for shares put back to the company			$ 2,400	$ 700
Equity Incentive Plan | Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			430,313	139,912
STA Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership of common stock shares	100.00%